Leases (Tables)	12 Months Ended
Dec. 31, 2020
Leases [Abstract]
Components of Lease cost
The components of lease expense were as follows:

	Year Ended December 31, 2020	Year Ended December 31, 2019
Operating lease cost (includes variable lease payments)	$43	$29
Finance lease cost
Amortization of right-of-use assets	$4	$4
Total finance lease cost	$4	$4
Total lease cost	$47	$33

Supplemental cash flow information related to leases was as follows:

Year Ended December 31	2020	2019
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	$(36)	$(21)
Financing cash flows from finance leases (a)	$(4)	$(4)
Right-of-use assets obtained in exchange for new lease liabilities
Operating leases	$227	$50
Finance leases	$6	$5
(a)Included within repayment of long-term debt on the Consolidated Statements of Cash Flows.

As at	December 31, 2020	December 31, 2019
Weighted average remaining lease term (years)
Operating leases	7.4	10.9
Finance leases	4.8	5.2
Weighted average discount rate (%)
Operating leases	2.42	3.51
Finance leases	2.89	3.68

Supplemental Balance Sheet Location
Supplemental balance sheet information related to leases was as follows:

As at December 31	2020	2019
Operating Leases
Operating lease right-of-use assets
Long-term	$372	$170
Total operating lease right-of-use assets	$372	$170

Operating lease liabilities
Current	$(95)	$(27)
Long-term	(304)	(153)
Total operating lease liabilities	$(399)	$(180)

Finance Leases
Property and equipment, gross	$19	$13
Accumulated depreciation	(7)	(3)
Property and equipment, net	$12	$10

Current portion of long-term debt	$(4)	$(4)
Long-term debt	(8)	(6)
Total finance lease liabilities	$(12)	$(10)

Operating Lease Liability, Maturity Analysis
Maturity analysis of lease liabilities was as follows:

	Operating Leases	Finance Leases
2021	$96	$4
2022	81	4
2023	58	2
2024	50	1
2025	40	1
Thereafter	125	2
Total lease payments	450	14
Less: imputed interest	(51)	(2)
Total	$399	$12

Finance Lease Liability, Maturity Analysis
Maturity analysis of lease liabilities was as follows:

	Operating Leases	Finance Leases
2021	$96	$4
2022	81	4
2023	58	2
2024	50	1
2025	40	1
Thereafter	125	2
Total lease payments	450	14
Less: imputed interest	(51)	(2)
Total	$399	$12

Maturity Analysis of Lease Receivables	Maturity analysis of lease receivables was as follows:

Operating Leases
2021	$127
2022	117
2023	108
2024	41
2025	41
Thereafter	404
Total	$838